Employee Benefit Plans (Details) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
	Jan. 15, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferral of compensation percentage maximum		100.00%
Liabilities, gain (loss) recognized in income		$ (11,476)	$ 2,170	$ 19,987
Distribution from deferred compensation plan		$ 229	$ 0	$ 142
Deferred compensation plan distribution (in shares)		3	0	2
Deferred compensation plan, Carrying value		$ 19,259	$ 9,078
Incentive awards program, payment period after measurement	45 days
Incentive liabilities		487	287
Salaries and benefits expense (income)		200	(25)	$ 385
Incentive distribution		$ 0	73	0
Percentage of Employee's contributions		5.00%
Maximum vesting term		6 years
Deferred Compensation Plan [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Liabilities, gain (loss) recognized in income		$ (10,410)	2,127	8,608
Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Incentive awards program, return multiplier	100.00%
Employee's qualified age		18 years
Employee period of service		0 months
Percentage of Company contributions		0.00%
Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Incentive awards program, return multiplier	300.00%
Employee's qualified age		21 years
Employee period of service		3 months
Percentage of Company contributions		25.00%
401(k) Plan [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Employee's qualified age		21 years
Employee period of service		1 year
Minimum hours worked to participate in plan		1000 hours
Percentage of Company contributions		50.00%
Percentage of Employee's contributions		6.00%
Company contribution vesting percentage per year		25.00%
Matching expenses incurred		$ 304	$ 341	$ 222